Business Combinations (Tables)	12 Months Ended
Dec. 31, 2016
M/A-COM Automotive Solutions Business
Fair Value of the Consideration Transferred

The acquisition date fair value of the total consideration transferred is presented in the table below (in millions):

Acquisition consideration	August 17, 2015 Fair value
Cash	$98.9
Earn-out	25.0
Deferred purchase consideration	14.6
Total consideration transferred	$138.5